STOCKHOLDER'S EQUITY	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDER'S EQUITY
6.	MEMBERS’ EQUITY

On June 11, 2020, the Company implemented the holding company reorganization, which resulted in CompoSecure Holdings, L.L.C. owning all of the issued and outstanding units of Composecure L.L.C.. Consequently, CompoSecure, L.L.C. became a direct, wholly owned subsidiary of CompoSecure Holdings, L.L.C.. Each unit of each class of CompoSecure, L.L.C. units issued and outstanding immediately prior to the legal reorganization automatically converted into an equivalent corresponding units of CompoSecure Holdings, L.L.C., and CompoSecure Holdings, L.L.C. unit holders immediately prior to the consummation of the legal reorganization became unit holders of CompoSecure Holdings, L.L.C..

Effective May 11, 2015, pursuant to the terms of the Class B Unit Purchase Agreement and related agreements, Class A Unit holders (“Sellers”) created a new class of units, Class B units, and issued 66,000 units of such Class B to a group of investors led by LLR Equity Partners IV, L.P. with 55.2% of the Class B units.

As a result of the May 11, 2015 recapitalization transaction, the Class B unit holders (“Purchasers”), collectively, became the majority owner of the Company holding an aggregate of 66,000 Class B units, representing 60% of the Company’s total issued and outstanding units. The Sellers, collectively, retained an aggregate of 44,000 Class A units, representing 40% of the Company’s total issued and outstanding units. The Company additionally set aside up to 12,222 of its Class C membership units for use as compensatory options. Refer to Note 7 for additional details regarding Class C units.

Several of the Company’s employment agreements obligate the Company to make bonus payments to certain employees that were considered compensation although calculated based on a percent of the actual earn-out paid to the Sellers.

Each holder of Class A and Class B units is entitled to one vote for each unit held. The holders of units are entitled to cash distributions, subject to certain restrictions in the debt agreement, in an amount that allows them to pay their current tax obligations that arise out of income being allocated to them due to the limited liability company pass-through company tax structure and, with respect to Class B Units, for payment of the earn-out obligation to the Sellers.

Holders of Class C Profit Interests units have no voting rights except as required by law.

7.	MEMBERS’ EQUITY

On June 11, 2020, the Company implemented the holding company reorganization, which resulted in CompoSecure Holdings, L.L.C. owning all of the issued and outstanding units of Composecure L.L.C.. Consequently, CompoSecure, L.L.C. became a direct, wholly owned subsidiary of CompoSecure Holdings, L.L.C.. Each unit of each class of CompoSecure, L.L.C. units issued and outstanding immediately prior to the legal reorganization automatically converted into an equivalent corresponding units of CompoSecure

Holdings, L.L.C., and CompoSecure Holdings, L.L.C. unit holders immediately prior to the consummation of the legal reorganization became unit holders of CompoSecure Holdings, L.L.C..

Effective May 11, 2015, pursuant to the terms of the Class B Unit Purchase Agreement and related agreements, Class A Unit holders (“Sellers”) created a new class of units, Class B units, and issued 66,000 units of such Class B to a group of investors led by LLR Equity Partners IV, L.P. with 55.2% of the Class B units.

As a result of the May 11, 2015 recapitalization transaction, the Class B unit holders (“Purchasers”), collectively, became the majority owner of the Company holding an aggregate of 66,000 Class B units, representing 60% of the Company’s total issued and outstanding units. The Sellers, collectively, retained an aggregate of 44,000 Class A units, representing 40% of the Company’s total issued and outstanding units. The Company additionally set aside up to 12,222 of its Class C membership units for use as compensatory options. Refer to Note 8 for additional details regarding Class C units.

In accordance with the terms and conditions of the Repurchase Agreement, executed contemporaneously with the Purchase Agreement, during an earn-out period, the Sellers were eligible to earn additional cash consideration for the repurchase of units by the Company of up to fifty-four million dollars ($54,000) in the aggregate, payable by Class B unit holders (the “Purchasers”). The amounts to be paid were contingent upon EBITDA targets over a period of 3 years from the transaction date. As of December 31, 2019, the total amount paid out since the recapitalization transaction amounted to $54,000. Accordingly, as of December 31, 2019, this obligation was satisfied and no further amounts were due.

In addition to the earn-out obligation of the Purchasers, several of the Company’s employment agreements obligate the Company to make bonus payments to certain employees that were considered compensation although calculated based on a percent of the actual earn-out paid to the Sellers.

Each holder of Class A and Class B units is entitled to one vote for each unit held. The holders of units are entitled to cash distributions, subject to certain restrictions in the debt agreement, in an amount that allows them to pay their current tax obligations that arise out of income being allocated to them due to the limited liability company pass-through company tax structure and, with respect to Class B Units, for payment of the earn-out obligation to the Sellers.

Holders of Class C Profit Interests units have no voting rights except as required by law.

ROMAN DBDR TECH ACQUISITION CORP.
STOCKHOLDER'S EQUITY

NOTE 8. STOCKHOLDERS’ EQUITY (Restated, see Note 2 - Amendment 2)

Preferred Stock - The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock- The Company is authorized to issue up to 200,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2020, there were 23,156,000 shares of Class A common stock issued and outstanding, which are subject to possible redemption and classified as temporary equity.

Class B Common Stock - The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company's common stock are entitled to one vote for each share. As of December 31, 2020, there were 5,789,000 shares of Class B common stock outstanding.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. At September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock— The Company is authorized to issue up to 200,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s Class A common stock are entitled to one vote for each share. At September 30, 2021 and December 31, 2020, there were 23,156,000 shares of Class A common stock issued and outstanding, which are presented as temporary equity.

Class B Common Stock — The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s Class B common stock are entitled to one vote for each share. As of September 30, 2021 and December 31, 2020, there were 5,789,000 shares of Class B common stock outstanding.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).